LEASE (Schedule of Components of Lease Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Lease Cost
Operating lease cost	$ 2,195	$ 1,904
Short-term lease cost	883	735
Total lease cost	3,078	2,639
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	2,215	1,906
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 2,647	$ 1,736
Weighted-average remaining lease term - operating leases	4 years 3 months 18 days	4 years 8 months 12 days
Weighted-average discount rate - operating leases	5.00%	4.90%